Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal ETF Trust
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Academy Veteran Impact ETF
Shareholder Report [Line Items]
Fund Name	Academy Veteran Impact ETF
Class Name	Academy Veteran Impact ETF
Trading Symbol	VETZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Academy Veteran Impact ETF (the "Fund") for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.academyetfs.com. You can also request this information by contacting us at (866) 631-0504 or by writing the Fund at Academy Veteran Impact ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 631-0504
Additional Information Website	www.academyetfs.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Academy Veteran Impact ETF	$18	0.35%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 73,391,000
Holdings Count | Holdings	101
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)

Fund Size (Thousands)	$73,391
Number of Holdings	101
Portfolio Turnover	11%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]	What did the Fund invest in? (as of January 31, 2025)
Top Issuers	(% of total net assets)
Ginnie Mae II Pool	89.3
Small Business Administration Pools	8.2
Ginnie Mae I Pool	1.0